Goodwill and Intangible Assets	3 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets [Abstract]
GOODWILL AND INTANGIBLE ASSETS

6.	GOODWILL AND INTANGIBLE ASSETS

Goodwill: The changes in goodwill are as follows:

	March 31, 2020	December 31, 2019
Balance, beginning of year	$17,798,932	$8,752,909
Goodwill additions	1,851,438	9,046,023
Impairments	-	-
Balance, end of year	$19,650,370	$17,798,932

Intangible assets on the Company's consolidated balance sheets consist of the following:

	March 31, 2020		December 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Patents and trademarks	$100,000	$-	$100,000	$-
Capitalized software	494,265	29,594	135,030	1,750
	$594,265	$29,594	$235,030	$1,750

Amortization expense for the three months ended March 31, 2020 and 2019 was $27,818 and $0, respectively.